Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net earnings	$ 38,492	$ 36,044	$ 32,594
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $2,522, $2,901, and $1,398, respectively	7,123	8,200	(3,950)
Reclassification adjustment for net losses (gains) included in net earnings, net of taxes of $231, $70, and $170, respectively	(651)	198	480
Other comprehensive earnings (losses)	6,472	8,398	(3,470)
Comprehensive earnings	$ 44,964	$ 44,442	$ 29,124